Risk management - Exposure and impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exposure and impairment losses
Maximum exposure to credit risk	€ 861,432	€ 943,903	€ 993,412
Impairment losses	23,422	21,567	20,970
Financial instruments purchased credit impaired
Exposure and impairment losses
Maximum exposure to credit risk	497	706	757
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	766,034	859,643	908,002
Impairment losses	4,458	3,980	3,823
Maximum exposure, financial instruments not included elsewhere	478,093	507,479	242,867
Stage 1 | Financial instruments not credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	98,121	38,174	151,906
Impairment losses	180	264	152
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	64,962	52,897	54,616
Impairment losses	5,461	4,311	4,644
Stage 2 and 3 | Financial instruments not credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	3,613	442	700
Impairment losses	393	306	163
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,436	31,363	30,795
Impairment losses	13,503	13,276	12,504
Stage 2 and 3 | Financial instruments credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	1,322	1,056	1,743
Impairment losses	277	91	1,145
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	498,642	558,295	692,683
Investment grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	489,518	552,763	685,507
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	9,124	5,532	7,176
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	332,354	354,245	269,935
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	276,516	306,880	222,495
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	55,838	47,365	47,439
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default
Exposure and impairment losses
Maximum exposure to credit risk	30,436	31,363	30,795
Default | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 30,436	€ 31,363	€ 30,795